Subsequent Events	12 Months Ended
Dec. 31, 2025
Disclosure Of Events After Reporting Period [Abstract]
Subsequent Events
32.	SUBSEQUENT EVENTS
On January 9, 2026, the Company completed the acquisition of Joe Hudson’s Collision Center for total cash consideration of $1,285,123, subject to post-closing adjustments. The acquisition adds 258 locations across the US Southeast region, increasing Boyd’s North American location footprint by 25%.
The acquisition will be accounted for as a business combination using the acquisition method. The results of Joe Hudson’s Collision Center operations will be included in the Company’s consolidated financial statements commencing from the January 9, 2026 closing date.
The initial recognition of the acquisition includes all assets acquired, including identifiable intangible assets, and liabilities assumed at their respective fair values. The excess of the purchase price over the fair value of the identifiable net assets acquired will be recorded as goodwill. The determination of the fair value of the identifiable assets acquired and liabilities assumed is currently underway with the assistance of independent valuation specialists. The Company expects to disclose the preliminary purchase price allocation in the interim condensed consolidated financial statements for the period ended March 31, 2026.